Current liabilities - Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current liabilities
Employee related costs	$ 656	$ 713	$ 118
Professional service fees	40	17	308
Other	15	55	166
Total	$ 711	$ 785	$ 592